INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
INCOME TAXES
INCOME TAXES

NOTE 6: INCOME TAXES

        The effective tax rates for the three months ended September 30, 2013 and 2012 were 35.2% and 34.8%, respectively. The effective tax rate was 34.1% for the nine-month period ended September 30, 2013, compared to 35.2% for the same period in 2012. The lower rate for the nine months ended September 30, 2013 was primarily due to the retroactive reinstatement of the exception to U.S. taxation of active financing income as a result of the American Taxpayer Relief Act of 2012 for approximately $2,671 and changes in the geographic mix of income earned within the U.S. and Canada.

        The Company's provision for income taxes is based on an estimated tax rate for the year applied to year-to-date federal, state and foreign income. The 2013 estimated annual tax rate is expected to be lower than the U.S. federal corporate income tax rate of 35% primarily due to profits in tax jurisdictions with lower rates, in addition to favorable changes in certain state income tax legislation. The President of the United States signed the American Taxpayer Relief Act of 2012 on January 2, 2013. As a result, the tax impact of this legislation was taken into account in the quarter in which the legislation was enacted by Congress and signed into law by the President. The Company reflected the tax benefit of this legislation in its financial statements for the first quarter of 2013 by reducing the U.S. tax on active financing income by approximately $2,671.

NOTE 8: INCOME TAXES

        The income and expenses of the Company and certain of its domestic subsidiaries are included in the consolidated income tax return of Case New Holland Inc., a wholly owned subsidiary of CNH, and parent of CNH America. The Company's Canadian subsidiaries file separate income tax returns, as do certain domestic subsidiaries. The Company and certain of its domestic subsidiaries are LLCs and, as a result, incur no income tax liability on a stand-alone basis for tax purposes. However, for financial reporting, all tax accounts have been disclosed and the income tax expense is reflective for all of the companies included in the consolidated financial statements.

        The sources of income before taxes for the years ended December 31, 2012, 2011, and 2010 are as follows, with foreign defined as any income earned outside the United States:

	2012	2011	2010
Domestic	$248,461	$243,365	$171,164
Foreign	81,232	76,222	76,383

Income before taxes	$329,693	$319,587	$247,547

        The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Current income tax expense:
Domestic	$80,255	$40,866	$31,395
Foreign	22,600	18,432	4,907

Total current income tax expense	102,855	59,298	36,302

Deferred income tax expense (benefit):
Domestic	15,848	55,790	39,490
Foreign	(2,591)	2,965	9,275

Total deferred income tax expense	13,257	58,755	48,765

Total tax provision	$116,112	$118,053	$85,067

        A reconciliation of CNH's statutory and effective income tax rate for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Tax provision at statutory rate	35.0%	35.0%	35.0%
State and foreign taxes	0.3	1.8	3.5
Tax contingencies	(0.3)	0.5	(4.0)
Tax credits and incentives	(0.3)	(0.2)	(0.2)
Tax rate and legislative changes	0.7	—	(0.1)
Other	(0.2)	(0.2)	0.2

Total tax provision effective rate	35.2%	36.9%	34.4%

        The components of net deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Pension, postretirement and post employment benefits	$3,375	$4,066
Marketing and sales incentive programs	56,878	53,969
Allowance for credit losses	43,166	36,349
Other accrued liabilities	23,781	32,028
Tax loss and tax credit carry forwards	8,480	8,753

Total deferred tax assets	$135,680	$135,165
Deferred tax liability:
Equipment on operating lease	$183,574	$167,971

Net deferred tax liability, net(1)	$(47,894)	$(32,806)

(1)
The net deferred tax liability in 2012 and 2011 is included in "Accounts payable and other accrued liabilities" in the accompanying consolidated balance sheets.

        Deferred taxes are provided to reflect timing differences between the financial and tax basis of assets and liabilities and tax carryforwards using currently enacted tax rates and laws. Management believes it is more likely than not the benefit of the deferred tax assets will be realized.

        A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2012	2011	2010
Balance, beginning of year	$6,907	$4,848	$15,385
Additions based on tax positions related to the current year	—	2,239	—
Reductions for tax positions of prior years	(119)	(180)	(8,276)
Settlements	(958)	—	(2,261)

Balance, end of year	$5,830	$6,907	$4,848

        The total amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate is $1,200.

        The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. During the years ended December 31, 2012, 2011, and 2010, the Company recognized approximately ($527), $352, and ($17,580), respectively, in interest and penalties. The Company had approximately $2,793, $3,233, and $3,271 for the expected future payment of interest and penalties accrued at December 31, 2012, 2011, and 2010, respectively.

        The Company is currently under various income tax examinations by taxing authorities for years 2003 through 2006 that are anticipated to be completed by the end of 2013. As of December 31, 2012, certain taxing authorities have proposed adjustments to the Company's transfer pricing/management service fee positions. The Company anticipates that it is reasonably possible to reach a settlement with the competent authority by the end of 2013 that may result in a tax deficiency assessment for which there should be correlative relief under the competent authority. The potential tax deficiency assessments could have an effect on the Company's 2013 annual cash flows in the range of $3,000 to $4,000. The Company has provided for the unrecognized tax benefits and related competent authority recovery according to current guidance.

        The Company has not provided deferred taxes on $320,000 of undistributed earnings of non-U.S. subsidiaries at December 31, 2012, as the Company's intention continues to be to indefinitely reinvest these earnings in the non-U.S. operations.

        The President of the United States signed the American Taxpayer Relief Act of 2012 on January 2, 2013. As a result, the tax impact of this legislation is taken into account in the quarter in which the legislation is enacted by Congress and signed into law by the President. The Company will reflect the tax impact of this legislation in the first quarter of 2013 financial statements. Therefore, for 2012, the active financing income detriment of approximately $2,671 was included in December 2012 amounts. In the first quarter of 2013, the reduction of the active financing income will be made for approximately $2,671.